RELATED PARTY TRANSACTIONS (Narrative) (Details) $ in Thousands		12 Months Ended
	Mar. 01, 2012 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 01, 2018	Apr. 01, 2013
RELATED PARTY TRANSACTIONS
Total operating lease expenses		$ 559		$ 1,355	$ 2,059
Revenues		30,676		50,015	80,481
Related Party | Vincent Tianquan Mo
RELATED PARTY TRANSACTIONS
Total operating lease expenses	$ 0	150		152	159
Related Party | Beihai Silver Beach
RELATED PARTY TRANSACTIONS
Lease contract term							10 years
Lease renewal term							10 years
Management fee expense		493		588	281
Related Party | CIH
RELATED PARTY TRANSACTIONS
Total operating lease expenses | ¥			¥ 8,478,314
Lease contract term						10 years
Office building leased to		$ 1,093		1,204	1,261
Royalty expense | ¥			¥ 500,000
Software License Agreement Term		10 years	10 years
IT service income | Related Party | CIH
RELATED PARTY TRANSACTIONS
Revenues		$ 1,054		5,887	1,116
Software license income | Related Party
RELATED PARTY TRANSACTIONS
Revenues		0		0
Software license income | Related Party | CIH
RELATED PARTY TRANSACTIONS
Revenues					$ 70
Transaction payable | Related Party | Shanghai Yuyue
RELATED PARTY TRANSACTIONS
Repayment		$ 0		$ 0